FINANCIAL INVESTORS TRUST

Grandeur Peak US Stalwarts Fund

(the “Fund”)

Supplement dated March 9, 2020 to The Fund’s Prospectus and Statement of Additional Information dated December 23, 2019

Shares of the Fund will be offered for sale effective March 19, 2020.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE. YOU MAY DISCARD THIS SUPPLEMENT ONCE SHARES OF THE FUNDS ARE OFFERED FOR SALE.